Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2020
Segmental analysis
Schedule of operating segments

		Commercial
	Retail	Banking	Other	Total
Half-year to 30 June 2020	£m	£m	£m	£m

Net interest income	4,202	1,180	232	5,614
Other income	927	300	925	2,152
Total income	5,129	1,480	1,157	7,766
Costs	(2,879)	(827)	(725)	(4,431)
Trading surplus	2,250	653	432	3,335
Impairment	(2,095)	(1,328)	(202)	(3,625)
Profit (loss) before tax	155	(675)	230	(290)

External income	5,951	1,223	592	7,766
Intersegment income	(822)	257	565	−
Total income	5,129	1,480	1,157	7,766

Total external assets	349,485	91,247	166,912	607,644
Total external liabilities	278,950	134,638	153,411	566,999

		Commercial
	Retail	Banking	Other	Total
Half-year to 30 June 2019 [1]	£m	£m	£m	£m

Net interest income	4,520	1,371	177	6,068
Other income	1,012	459	1,075	2,546
Total income	5,532	1,830	1,252	8,614
Costs	(2,915)	(923)	(831)	(4,669)
Trading surplus	2,617	907	421	3,945
Impairment	(556)	(64)	31	(589)
Profit before tax	2,061	843	452	3,356

External income	6,456	1,375	783	8,614
Intersegment income	(924)	455	469	−
Total income	5,532	1,830	1,252	8,614

Total external assets	347,221	98,596	147,102	592,919
Total external liabilities	260,394	127,691	164,511	552,596

[1]    Restated, see page 25.